Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Product sales, net	$ 77,818	$ 143,566	$ 261,018	$ 430,710	$ 534,474	$ 345,725
Cost of goods sold	62,513	122,431	204,987	355,788	444,957	275,922
Gross profit	15,305	21,135	56,031	74,922	89,517	69,803
Operating Expenses
Personnel	5,874	8,348	18,379	22,396	28,800	21,745
Advertising	5,061	7,534	14,694	18,475	25,461	11,961
Bank and credit card fees	2,557	5,932	8,935	15,121	18,776	13,599
Depreciation and amortization	1,061	2,882	3,199	8,588	11,456	6,557
Impairment of goodwill and intangible assets					109,140
Loss on abandonment of right of use asset						1,437
General and administrative	6,747	7,260	16,619	15,078	24,226	16,958
Total Operating Expenses	21,300	31,956	61,826	79,658	217,859	72,257
LOSS FROM OPERATIONS	(5,995)	(10,821)	(5,795)	(4,736)	(128,342)	(2,454)
Other Income (Expenses)
Interest income	407	174	1,139	282	518	95
Adjustment in value of contingency				(2)	(2)	(9)
Interest expense	(1,886)	(1,351)	(4,821)	(2,594)	(3,940)	(3,682)
Gain on change in fair value of derivative instruments	446	4,476	1,020	3,540	3,178
Loss on settlement of debt				(3,241)	(3,240)	(1,748)
Other income (expense)	227	(50)	331	(140)	(2,546)	318
Total Other Income (Expenses)	(806)	3,249	(2,331)	(2,155)	(6,032)	(5,026)
NET LOSS BEFORE INCOME TAXES	(6,801)	(7,572)	(8,126)	(6,891)	(134,374)	(7,480)
INCOME TAX (EXPENSE) BENEFIT	167	2,388	(265)	3,234	8,409	(102)
NET INCOME (LOSS)	$ (6,634)	$ (5,184)	$ (8,391)	$ (3,657)	$ (125,965)	$ (7,582)
Income per common share
Diluted (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)
Basic (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in Shares)	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566
Diluted (in Shares)	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566